VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2018	2017
Cost
As of January 1	2,259,132	2,267,819
Additions	28,402	22,176
Write-off of fully depreciated and amortized asset	(41,232)	(30,863)
As of December 31	2,246,302	2,259,132

Depreciation and amortization
As of January 1	(670,209)	(615,109)
Charge for the year	(81,568)	(85,963)
Write-off of fully depreciated and amortized asset	41,232	30,863
As of December 31	(710,545)	(670,209)

Net book value as of December 31	1,535,757	1,588,923

Drydocking costs of $65.1 million and $88.5 million are included in the vessel cost for December 31, 2018 and 2017, respectively. Accumulated amortization of those costs at December 31, 2018 and 2017 was $23.8 million and $49.6 million, respectively.

Mooring equipment of $37.8 million is included in the cost for December 31, 2018 and 2017. Accumulated depreciation of the mooring equipment at December 31, 2018 and 2017 was $23.6 million and $20.1 million, respectively.

As of December 31, 2018 and 2017, vessels and equipment with a net book value of $1,402.6 million and $1,449.1 million, respectively, were pledged as security for certain debt facilities (see note 25).
The following table presents the market values and carrying values of six of our vessels that we have determined have a market value that is less than their carrying value as of December 31, 2018. While the market values of these vessels are below their carrying values, no vessel impairment has been recognized on any of these vessels as the estimated future undiscounted cash flows relating to such vessels are greater than their carrying values.

Vessel	2018 Market value(1)	2018 Carrying value	Deficit
(in millions of $)
Golar Winter	164.0	214.0	(50.0)
NR Satu	137.0	163.2	(26.2)
Methane Princess (2)	69.8	114.7	(44.9)
Golar Maria	86.3	179.6	(93.3)
Golar Grand	86.3	107.4	(21.1)
Golar Mazo	66.0	133.1	(67.1)

(1) Market values are determined with reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.

Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.

(2) The Methane Princess is under capital lease (see note 14).